FAIR VALUE MEASURMENTS (Tables)	9 Months Ended
Sep. 30, 2013
FAIR VALUE MEASURMENTS [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	$4,068	$-	$-	$4,068
Derivatives designated as hedging instrument	-	533	-	533
Pension liability, net	-	-	(2,247)	(2,247)

Total assets (liabilities)	$4,068	$533	$(2,247)	$2,354

	As of September 30, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	$3,923	$-	$-	$3,923
Derivatives designated as hedging instrument	-	506	-	506
Pension liability, net	-	-	(2,142)	(2,142)

Total assets (liabilities)	$3,923	$506	$(2,142)	$2,287